Investment Risks - Subsidiary Investment Risk [Member]	Jun. 26, 2026
Grayscale Bitcoin Covered Call ETF | Grayscale Bitcoin Covered Call ETF
Prospectus [Line Items]
Risk [Text Block]

The risk factor titled “Subsidiary Investment Risk” is deleted in its entirety from each Fund’s Summary Prospectus and Prospectus, including from the section titled “Additional Information About the Fund — Principal Investment Risks” in each Fund’s Prospectus. Except as expressly provided in this Supplement, all other principal risk disclosure in each Fund’s Summary Prospectus and Prospectus remains unchanged, in each case, as applicable to the Subsidiary. Except as expressly provided in this Supplement, the SAI disclosure regarding each Fund’s qualification as a regulated investment company and the risks associated with such qualification remains unchanged.

Grayscale Bitcoin Premium Income ETF | Grayscale Bitcoin Premium Income ETF
Prospectus [Line Items]
Risk [Text Block]

The risk factor titled “Subsidiary Investment Risk” is deleted in its entirety from each Fund’s Summary Prospectus and Prospectus, including from the section titled “Additional Information About the Fund — Principal Investment Risks” in each Fund’s Prospectus. Except as expressly provided in this Supplement, all other principal risk disclosure in each Fund’s Summary Prospectus and Prospectus remains unchanged, in each case, as applicable to the Subsidiary. Except as expressly provided in this Supplement, the SAI disclosure regarding each Fund’s qualification as a regulated investment company and the risks associated with such qualification remains unchanged.

Grayscale Ethereum Covered Call ETF | Grayscale Ethereum Covered Call ETF
Prospectus [Line Items]
Risk [Text Block]

The risk factor titled “Subsidiary Investment Risk” is deleted in its entirety from each Fund’s Summary Prospectus and Prospectus, including from the section titled “Additional Information About the Fund — Principal Investment Risks” in each Fund’s Prospectus. Except as expressly provided in this Supplement, all other principal risk disclosure in each Fund’s Summary Prospectus and Prospectus remains unchanged, in each case, as applicable to the Subsidiary. Except as expressly provided in this Supplement, the SAI disclosure regarding each Fund’s qualification as a regulated investment company and the risks associated with such qualification remains unchanged.